Debt (Summary Of Long-Term Debt Of AT&T And Its Subsidiaries) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	0.875%
Notes and debentures interest rates, Maximum	7.75%
Capitalized leases	430	283
Total long-term debt and capital lease obligations	82,062	74,767
Current maturities of long-term debt	(6,051)	(5,477)
Long-term debt and capital lease obligations (noncurrent)	76,011	69,290
Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	83,181	76,037
Unamortized (discount) premium - net	(1,549)	(1,553)
Total notes and debentures	81,632	74,484
Notes And Debentures Maturing 2015-2022 [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	0.60%	0.60%
Notes and debentures interest rates, Maximum	2.99%	2.99%
Debt instrument, maturity date range, start	Dec. 31, 2015	Dec. 31, 2015
Debt instrument, maturity date range, end	Dec. 31, 2022	Dec. 31, 2022
Notes And Debentures Maturing 2015-2022 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	22,127	18,774
Notes And Debentures Maturing 2014-2045 [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	3.00%	3.00%
Notes and debentures interest rates, Maximum	4.99%	4.99%
Debt instrument, maturity date range, start	Dec. 31, 2014	Dec. 31, 2014
Debt instrument, maturity date range, end	Dec. 31, 2045	Dec. 31, 2045
Notes And Debentures Maturing 2014-2045 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	31,516	22,327
Notes And Debentures Maturing 2014-2095 [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	5.00%	5.00%
Notes and debentures interest rates, Maximum	6.99%	6.99%
Debt instrument, maturity date range, start	Dec. 31, 2014	Dec. 31, 2014
Debt instrument, maturity date range, end	Dec. 31, 2095	Dec. 31, 2095
Notes And Debentures Maturing 2014-2095 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	23,260	28,513
Notes And Debentures Maturing 2014-2097 [Member]
Debt Instrument [Line Items]
Notes and debentures interest rates, Minimum	7.00%	7.00%
Notes and debentures interest rates, Maximum	9.10%	9.10%
Debt instrument, maturity date range, start	Dec. 31, 2014	Dec. 31, 2014
Debt instrument, maturity date range, end	Dec. 31, 2097	Dec. 31, 2097
Notes And Debentures Maturing 2014-2097 [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	6,153	6,268
Other Debt [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	0	1
Fair value of interest rate swaps recorded in debt [Member] | Notes And Debentures [Member]
Debt Instrument [Line Items]
Carrying amount of notes and debentures	125	154